SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement, Disclosure [Abstract]
Schedule of Measure the Fair Value of the Option at Grant Date

The following inputs were used to measure the fair value of the option at grant date:

		November 18, 2025	February 22, 2025
(i)	Expected volatility	123.41%	128.78%
(ii)	Dividend rate	0%	0%
(iii)	Expected term (vesting period)	Three years	One year - Three years
(iv)	Contractual life	Ten years	Ten years
(v)	Free risk rate	4.12%	4.5%

		January 22, 2024	February 5, 2024
(i)	Expected volatility	144.83%	143.98%
(ii)	Dividend rate	0%	0%
(iii)	Expected term (vesting period)	Three years	Three years
(iv)	Contractual life	Ten years	Ten years
(v)	Free risk rate	4.03%-4.07%	4.16%

Schedule of Options to Services Providers and Advisers Outstanding

The options to services providers and advisers outstanding as December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	185,111	3.359	105,111	4.085	114,512	3.058
Granted	55,000	3.405	80,000	3.779	-	-
Exercised	-	-	-	-	9,401	0.367
Options outstanding	240,111	3.370	185,111	3.359	105,111	4.085
Options exercisable	200,111	3.362	162,154	3.251	94,242	3.267
Share-based payment expenses	$44		$66		$19
	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	368,641	0.70	357,689	0.37	386,260	0.37
Granted	40,000	3.42	30,000	3.56	-	-
Exercised	101,376	0.37	19,048	0.37		0.37
Forfeited	30,000	3.56	-	-	28,571	0.37
Options outstanding	277,265	0.91	368,641	0.70	357,689	0.37
Options exercisable	244,765	0.57	338,641	0.45	350,131	0.37
Share-based payment expenses	$(5)		$17		$47	-

Schedule of RSUs to Services Providers and Advisers Outstanding

The RSUs to services providers and advisers outstanding as of December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	-	7,433	18,266
Vested	-	7,433	10,833
RSUs outstanding	-	-	7,433
RSU’s Vested	32,500	32,500	25,067
Share-based payment expenses	$-	$1	$9
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	2,518,796	445,140	1,727,842
Granted	5,024,000	2,687,000	-
Forfeited	85,337	25,836	67,087
Vested	2,711,947	587,508	1,215,615
RSUs outstanding	4,745,512	2,518,796	445,140
RSU’s Vested	6,396,644	3,684,697	3,097,189
Share-based payment expenses	$3,536	$1,683	$1,352